Going Concern Uncertainties	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Going Concern Uncertainties

2.     Going Concern Uncertainties

The Company is an exploration stage company, has not generated any revenues, has an accumulated deficit of $4,473,564 as of December 31, 2011, and does not have positive cash flows from operating activities. At December 31, 2011, the Company had a working capital deficiency of $64,462. The Company will require additional financing or outside participation to undertake further acquisitions and exploration and subsequent development of future oil and gas property interests and to meet its administrative overhead costs in 2012.

The Company’s financial statements have been prepared on a going concern basis. The application of the going-concern basis is dependent upon the Company’s ability to achieve and maintain future profitable operations and receive continued financial support from its creditors and shareholders or raise additional equity financing. The current financial equity market conditions and the challenging funding environment make it difficult to raise funds by placement of common shares. There is no assurance that the Company will be successful with any financing ventures. Management is actively engaged in the review and due diligence on new projects, is seeking to raise the necessary capital to meet its funding requirements and has undertaken available cost cutting measures. There can be no assurance that management’s plan will be successful. Therefore a significant uncertainty exists in relation to the Company’s ability to continue as a going concern.

The business of oil and gas exploration involves a high degree of risk and there can be no assurance that any exploration programs will result in profitable operations. The Company has no revenue, and has significant cash requirements to meet its administrative overhead and any maintaining any future oil and gas interests. The recoverability of oil and gas property interests is dependent on several factors. These include the discovery of economically recoverable reserves, the ability of the Company to obtain the necessary financing to complete the acquisition and development of these properties, and future profitable production or proceeds from disposition of oil and gas interests.

In view of these conditions, the ability of the Company to continue as a going concern is in substantial doubt and dependent upon achieving a profitable level of operations and on the ability of the Company to obtain necessary financing to fund ongoing operations. These financial statements do not give effect to any adjustments which will be necessary should the Company be unable to continue as a going concern and therefore be required to realize its assets and discharge its liabilities in other than the normal course of business and at amounts different from those reflected in the accompanying financial statements.